LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENT [Abstract]
LONG-TERM INVESTMENT

14.LONG-TERM INVESTMENT

On June 15, 2012, Aotong, a VIE of the Company, invested RMB11,250 (US$1,806) for a 2.25% equity interest in Saneguard Automobile Insurance Co., Ltd. ("Saneguard"), a privately-held insurance provider in the PRC. As Aotong does not have significant influence over Saneguard, the Group accounted for the investment in Saneguard under the cost method in accordance with ASC 325-20. There were no indicators of an other-than-temporary decline in fair value noted for this long-term investment as of December 31, 2012.